UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-568
                                   --------

Value Line Fund, Inc.
---------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

Item 1.  Reports to Stockholders.

================================================================================

                        --------------------------------
                               SEMI-ANNUAL REPORT
                        --------------------------------
                                  June 30, 2006
                        --------------------------------

                                 The Value Line
                                   Fund, Inc.

                                     [LOGO]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

In the first six months of 2006, The Value Line Fund returned 2.59%, compared with the 2.71% return of the S&P 500 Index(1).

The equity market had a mixed start to the opening half of the year, as solid corporate earnings growth and strong economic data proved insufficient to move the major market averages significantly higher. Several factors have contributed to this lackluster showing. First, higher oil prices have concerned consumers and investors alike as they have recently tested their highs again. Higher energy prices can have a two-fold effect as they weaken consumer's purchasing power as well as reducing the profit margins of certain industries. Second, the Federal Reserve continues along its measured path of interest rate hikes, which we expect to end soon. These higher short-term rates have not yet had a meaningful impact on longer-term rates, but the significant flattening of the yield curve will likely lower profit margins at financial corporations, which currently account for the largest weighting of the S& P 500, at over 20%.

The Value Line Fund generally invests in multi-cap stocks that are ranked in the Highest category for price performance over the next six to twelve months by the Value Line Timeliness Ranking System. The System favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks. Currently, the Fund has a significant weighting in the Information Technology sector, which can be volatile. The Fund is significantly underweighted in the Financial sector due to the slowing growth of earnings that we expect from this area.

Looking forward, we expect the second half of the year to continue to be volatile for the equity markets. Record profit margins for corporations may begin to slip given the higher interest rate environment coupled with rising energy costs. Also, earnings growth expectations are in the mid-teens on a percentage basis currently for the second half of 2006, which may be a high hurdle to meet. Lastly, the upside for the market will likely be limited given the uncertainty associated with the mid-term elections in November. Factors mitigating a significant sell off for equities continue to be high levels of cash holdings by U.S. corporations, which could be used for stock repurchase programs, and merger and acquisition activity looks like it will continue at a historically high level.

As always, we appreciate your continued investment.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

August 2, 2006

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                                       The Value Line Fund, Inc.

Fund Shareholders
--------------------------------------------------------------------------------
Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

--------------------------------------------------------------------------------
FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                   Expenses* paid
                                                 Beginning             Ending       during period
                                               account value        account value    1/1/06 thru
                                                   1/1/06              6/30/06         6/30/06
                                               ---------------------------------------------------
Actual .....................................     $ 1,000.00          $ 1,025.90        $ 5.63
Hypothetical (5% return before expenses) ...     $ 1,000.00          $ 1,019.25        $ 5.61

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                                       The Value Line Fund, Inc.

Portfolio Highlights at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                   Percentage of
Issue                             Shares             Value           Net Assets
--------------------------------------------------------------------------------
Hansen Natural Corp. .........     23,000        $   4,378,510          2.07%
Gymboree Corp. (The) .........    120,000        $   4,171,200          1.97%
RSA Security, Inc.                150,000        $   4,078,500          1.92%
McDermott International, Inc.      87,000        $   3,955,890          1.87%
Garmin Ltd. ..................     33,500        $   3,532,240          1.67%
Akamai Technologies, Inc. ....     93,000        $   3,365,670          1.59%
NVIDIA Corp. .................    157,000        $   3,342,530          1.58%
Charles Schwab Corp. (The) ...    200,000        $   3,196,000          1.51%
Terex Corp. ..................     32,000        $   3,158,400          1.49%
Schlumberger Ltd. ............     48,000        $   3,125,280          1.47%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

Cash & Other 3.4%

Common Stocks 96.6%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]

Industrial 24.1%

Technology 15.2%

Consumer, Cyclical 15.1%

Communications 12.9%

Consumer, Non-Cyclical 12.4%

Financial 7.6%

Energy 7.1%

Basic Materials 5.6%

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS (96.6%)
                 ADVERTISING (1.1%)
      53,000     Monster Worldwide, Inc. * ....................     $  2,260,980

                 APPAREL (0.7%)
      37,000     Guess?, Inc. * ...............................        1,544,750

                 BANK (0.7%)
      26,000     State Street Corp ............................        1,510,340

                 BANK -- MIDWEST (0.7%)
      27,000     Hancock Holding Co ...........................        1,512,000

                 BEVERAGE -- SOFT DRINK (2.1%)
      23,000     Hansen Natural Corp. * .......................        4,378,510

                 CABLE TV (0.8%)
     100,000     DIRECTV Group, Inc. (The) * ..................        1,650,000

                 CHEMICAL -- DIVERSIFIED (0.9%)
      70,000     Norsk Hydro ASA ADR ..........................        1,869,700

                 CHEMICAL -- SPECIALTY (0.9%)
      51,000     Arch Chemicals, Inc ..........................        1,838,550

                 COAL (0.7%)
      37,000     Arch Coal, Inc ...............................        1,567,690

                 COMPUTER & PERIPHERALS (2.3%)
      61,000     Hewlett-Packard Co ...........................        1,932,480
     145,000     Western Digital Corp. * ......................        2,872,450
                                                                    ------------
                                                                       4,804,930

                 COMPUTER SOFTWARE & SERVICES (5.8%)
     100,000     BMC Software, Inc. * .........................        2,390,000
      56,000     Citrix Systems, Inc. * .......................        2,247,840
      26,000     Cognizant Technology Solutions
                   Corp. Class A * ............................        1,751,620
      69,000     Paychex, Inc .................................        2,689,620
      32,000     SEI Investments Co ...........................        1,564,160
      40,000     Transaction Systems Architects,
                 Inc. * .......................................        1,667,600
                                                                    ------------
                                                                      12,310,840

                 DIVERSIFIED COMPANIES (2.6%)
      39,000     Honeywell International, Inc .................        1,571,700
      87,000     McDermott International, Inc. * ..............        3,955,890
                                                                    ------------
                                                                       5,527,590
                 DRUG (1.1%)
     104,000     Biovail Corp .................................        2,434,640

                 E-COMMERCE (2.5%)
      93,000     Akamai Technologies, Inc. * ..................     $  3,365,670
     185,000     webMethods, Inc. * ...........................        1,825,950
                                                                    ------------
                                                                       5,191,620

                 ELECTRICAL EQUIPMENT (4.9%)
      53,000     Belden CDT, Inc ..............................        1,751,650
      33,500     Garmin Ltd ...................................        3,532,240
      87,000     General Cable Corp. * ........................        3,045,000
      40,000     Thomas & Betts Corp. * .......................        2,052,000
                                                                    ------------
                                                                      10,380,890
                 ELECTRONICS (4.8%)
     105,000     AVX Corp .....................................        1,657,950
      76,500     Benchmark Electronics, Inc. * ................        1,845,180
     160,000     KEMET Corp. * ................................        1,475,200
      45,000     Molex, Inc ...................................        1,510,650
      60,000     Plexus Corp. * ...............................        2,052,600
      75,000     Technitrol, Inc ..............................        1,736,250
                                                                    ------------
                                                                      10,277,830

                 ENTERTAINMENT (0.9%)
      60,000     Walt Disney Co. (The) ........................        1,800,000

                 ENVIRONMENTAL (0.9%)
      56,000     Waste Management, Inc ........................        2,009,280

                 FOOD PROCESSING (0.8%)
      42,000     Archer-Daniels-Midland Co ....................        1,733,760

                 FURNITURE/HOME FURNISHINGS (0.7%)
      66,000     Select Comfort Corp. * .......................        1,516,020

                 HUMAN RESOURCES (2.4%)
      57,000     Kelly Services, Inc. Class A .................        1,548,690
     114,000     MPS Group, Inc. * ............................        1,716,840
      38,000     Volt Information Sciences, Inc. * ............        1,770,800
                                                                    ------------
                                                                       5,036,330

                 INDUSTRIAL SERVICES (3.1%)
      54,000     Amdocs Ltd. * ................................        1,976,400
      50,000     Expeditors International of
                   Washington, Inc ............................        2,800,500
     100,000     Quanta Services, Inc. * ......................        1,733,000
                                                                    ------------
                                                                       6,509,900

                 INFORMATION SERVICES (1.5%)
     120,000     Gartner, Inc. * ..............................        1,704,000
      40,000     Thomson Corp. (The) ..........................        1,540,800
                                                                    ------------
                                                                       3,244,800

See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

                                                       The Value Line Fund, Inc.

                                                       June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------
                 INTERNET (3.9%)
      33,000     CheckFree Corp. * ............................     $  1,635,480
     112,000     E*Trade Financial Corp. * ....................        2,555,840
     150,000     RSA Security, Inc. * .........................        4,078,500
                                                                    ------------
                                                                       8,269,820

                 MACHINERY (3.7%)
      80,000     Gardner Denver, Inc. * .......................        3,080,000
      34,000     Manitowoc Company, Inc. (The) ................        1,513,000
      32,000     Terex Corp. * ................................        3,158,400
                                                                    ------------
                                                                       7,751,400

                 MANUFACTURED HOUSING/ RECREATIONAL VEHICLE (0.8%)
      35,000     Thor Industries, Inc .........................        1,695,750

                 MARITIME (1.0%)
      54,000     Kirby Corp. * ................................        2,133,000

                 MEDICAL SUPPLIES (0.8%)
      55,000     Illumina, Inc. * .............................        1,631,300

                 METALS & MINING DIVERSIFIED (1.4%)
      31,000     Alcan, Inc ...................................        1,455,140
      61,000     AMCOL International Corp .....................        1,607,350
                                                                    ------------
                                                                       3,062,490

                 NATURAL GAS -- DIVERSIFIED (0.7%)
     100,000     El Paso Corp .................................        1,500,000

                 NEWSPAPER (1.0%)
     105,000     News Corp. Class B ...........................        2,118,900

                 OILFIELD SERVICES/ EQUIPMENT (4.5%)
     100,000     Global Industries Ltd. * .....................        1,670,000
      48,000     Schlumberger Ltd .............................        3,125,280
      88,000     TETRA Technologies, Inc. * ...................        2,665,520
      42,000     Weatherford International Ltd. * .............        2,084,040
                                                                    ------------
                                                                       9,544,840

                 PRECIOUS METALS (0.8%)
      51,000     Agnico-Eagle Mines Ltd .......................        1,687,080

                 PRECISION INSTRUMENT (1.4%)
      80,000     Newport Corp. * ..............................        1,289,600
      72,000     Veeco Instruments, Inc. * ....................        1,716,480
                                                                    ------------
                                                                       3,006,080

                 RAILROAD (1.7%)
      25,000     CSX Corp .....................................     $  1,761,000
      49,000     Genesee & Wyoming, Inc. Class A* .............        1,738,030
                                                                    ------------
                                                                       3,499,030

                 RETAIL -- AUTOMOTIVE (1.1%)
      43,000     Group 1 Automotive, Inc ......................        2,422,620

                 RETAIL -- SPECIAL LINES (6.4%)
      30,000     Best Buy Co., Inc ............................        1,645,200
      50,000     Christopher & Banks Corp .....................        1,450,000
      81,000     Circuit City Stores, Inc .....................        2,204,820
      94,000     Dress Barn, Inc. (The) * .....................        2,382,900
     120,000     Gymboree Corp. (The) * .......................        4,171,200
      46,000     Too, Inc. * ..................................        1,765,940
                                                                    ------------
                                                                      13,620,060

                 RETAIL BUILDING SUPPLY (1.0%)
      60,000     Home Depot, Inc. (The) .......................        2,147,400

                 RETAIL STORE (1.8%)
      61,000     Dillard's, Inc. Class A ......................        1,942,850
      31,000     Kohl's Corp. * ...............................        1,832,720
                                                                    ------------
                                                                       3,775,570

                 SECURITIES BROKERAGE (4.7%)
      12,000     Bear Stearns Companies, Inc. (The) ...........        1,680,960
     200,000     Charles Schwab Corp. (The) ...................        3,196,000
       5,000     Chicago Mercantile Exchange
                   Holdings, Inc. .............................        2,455,750
      43,000     Morgan Stanley ...............................        2,718,030
                                                                    ------------
                                                                      10,050,740

                 SEMICONDUCTOR (7.2%)
     187,500     Amkor Technology, Inc. * .....................        1,773,750
     170,000     Cirrus Logic, Inc. * .........................        1,383,800
      36,000     Cymer, Inc. * ................................        1,672,560
     120,000     Integrated Device Technology,
                   Inc. * .....................................        1,701,600
     113,000     Intersil Corp. Class A .......................        2,627,250
     300,000     LSI Logic Corp. * ............................        2,685,000
     157,000     NVIDIA Corp. * ...............................        3,342,530
                                                                    ------------
                                                                      15,186,490

                 SHOE (2.0%)
      63,000     Skechers U.S.A., Inc. Class A* ...............        1,518,930
      90,000     Steven Madden Ltd ............................        2,665,800
                                                                    ------------
                                                                       4,184,730

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------
7

The Value Line Fund, Inc.

Schedule of Investments                                June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------
                 STEEL -- GENERAL (2.3%)
      23,000     Carpenter Technology Corp ....................     $  2,656,500
      28,000     Reliance Steel & Aluminum Co .................        2,322,600
                                                                    ------------
                                                                       4,979,100

                 TELECOMMUNICATION SERVICES (1.4%)
      57,000     AT&T, Inc ....................................        1,589,730
     175,000     Qwest Communications
                 International, Inc. * ........................        1,415,750
                                                                    ------------
                                                                       3,005,480

                 TELECOMMUNICATIONS EQUIPMENT (1.0%)
      68,000     CommScope, Inc. * ............................        2,136,560

                 TRUCKING/TRANSPORTATION LEASING (1.7%)
      60,000     Swift Transportation Co., Inc. * .............        1,905,600
      53,000     United Rentals, Inc. * .......................        1,694,940
                                                                    ------------
                                                                       3,600,540

                 WIRELESS NETWORKING (1.4%)
      25,000     Itron, Inc.* .................................        1,481,500
      87,000     Palm, Inc. * .................................        1,400,700
                                                                    ------------
                                                                       2,882,200

                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                   SECURITIES (96.6%) (Cost $192,233,139) .....      204,802,130
                                                                    ------------

   Principal
     Amount                                                            Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.6%)

$  3,700,000     With Morgan Stanley & Co.,
                   4.43%, dated 6/30/06, due
                   7/3/06, delivery value
                   $3,701,366 (collateralized by
                   $3,880,000 U.S. Treasury
                   Notes 3.625%, due 7/15/09,
                   with a value of $3,783,234) ................    $  3,700,000

   3,900,000     With UBS Securities, LLC,
                   4.30%, dated 6/30/06, due
                   7/3/06, delivery value
                   $3,901,398 (collateralized by
                   $4,009,000 U.S. Treasury
                   Notes 5.25%, due 11/15/28,
                   with a value of $4,012,132) ................       3,900,000
                                                                   ------------

                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $7,600,000) ..........................       7,600,000
                                                                   ------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-0.2%) ........    $   (434,649)
                                                                   ------------

NET ASSETS (100%) .............................................    $211,967,481
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE ($211,967,481 divided by 15,727,531
  shares outstanding) .........................................    $      13.48
                                                                   ------------

*     Non-income producing security
ADR   American Depositary Receipt

See Notes to Financial Statements.

--------------------------------------------------------------------------------
8

                                                       The Value Line Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost - $192,233,139) .......................................   $ 204,802,130
Repurchase agreements
  (Cost - $7,600,000) .........................................       7,600,000
Cash ..........................................................         168,856
Receivable for securities sold ................................       8,419,877
Receivable for capital shares sold ............................         101,179
Interest and dividends receivable .............................          54,978
Prepaid expenses ..............................................          18,550
                                                                  -------------
    Total Assets ..............................................     221,165,570
                                                                  -------------
Liabilities:
Payable for securities purchased ..............................       8,946,010
Payable for capital shares repurchased ........................          19,398
Accrued expenses:
  Advisory fee ................................................         113,086
  Service and distribution plan fees ..........................          41,914
  Directors' fees .............................................           3,711
  Other .......................................................          73,970
                                                                  -------------
    Total Liabilities .........................................       9,198,089
                                                                  -------------
Net Assets ....................................................   $ 211,967,481
                                                                  -------------
Net assets consist of:
Capital stock, at $1.00 par value (authorized
  50,000,000, outstanding 15,727,531 shares) ..................      15,727,531
Additional paid-in capital ....................................     158,776,304
Accumulated net investment loss ...............................        (645,912)
Accumulated net realized gain on investments ..................      25,540,567
Net unrealized appreciation of investments
  and foreign exchange translations ...........................      12,568,991
                                                                  -------------
Net Assets ....................................................   $ 211,967,481
                                                                  -------------
Net Asset Value, Offering and
  Redemption Price Per Outstanding
  Share ($211,967,481 / 15,727,531
  shares outstanding) .........................................   $       13.48


Statement of Operations
for the Six Months Ended June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividends (Net of foreign withholding tax
  of $6,607) ..................................................    $    407,644
Interest ......................................................         185,584
                                                                   ------------
  Total Income ................................................         593,228
                                                                   ------------
Expenses:
Advisory fee ..................................................         743,447
Service and distribution plan fees ............................         276,405
Transfer agent fees ...........................................          68,685
Printing ......................................................          33,916
Auditing and legal fees .......................................          28,241
Custodian fees ................................................          24,701
Postage .......................................................          15,855
Registration and filing fees ..................................          15,468
Insurance .....................................................          12,531
Directors' fees and expenses ..................................          11,485
Telephone .....................................................           8,607
Other .........................................................           3,264
                                                                   ------------
    Total Expenses Before Custody Credits .....................       1,242,605
    Less: Custody Credits .....................................          (3,465)
                                                                   ------------
    Net Expenses ..............................................       1,239,140
                                                                   ------------
Net Investment Loss ...........................................        (645,912)
                                                                   ------------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Exchange
  Transactions:
  Net Realized Gain ...........................................      17,541,273
  Change in Net Unrealized Appreciation/
    (Depreciation) ............................................     (11,175,293)
                                                                   ------------
Net Realized Gain and Change in Net
  Unrealized Appreciation/(Depreciation)
  on Investments and Foreign Exchange
  Transactions ................................................       6,365,980
                                                                   ------------
Net Increase in Net Assets from Operations ....................    $  5,720,068
                                                                   ------------


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Statement of Changes in Net Assets for the
Six Months Ended June 30, 2006 (unaudited) and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 2006          Year Ended
                                                                (unaudited)       December 31, 2005*
                                                              --------------------------------------
Operations:
  Net investment loss .....................................   $       (645,912)   $       (1,091,265)
  Net realized gain on investments ........................         17,541,273            30,381,922
  Change in net unrealized appreciation/(depreciation) ....        (11,175,293)           (8,531,970)
                                                              --------------------------------------
  Net increase in net assets from operations ..............          5,720,068            20,758,687
                                                              --------------------------------------
Distributions to Shareholders:
  Net realized gain from investment transactions ..........                 --           (31,360,687)
                                                              --------------------------------------
Capital Share Transactions:
  Proceeds from sale of shares ............................          3,962,153             8,141,726
  Proceeds from reinvestment of distributions to
    shareholders ..........................................                 --            29,592,814
  Cost of shares repurchased ..............................        (11,430,092)          (28,442,441)
                                                              --------------------------------------
  Increase/(decrease) from capital share transactions .....         (7,467,939)            9,292,099
                                                              --------------------------------------
Total Decrease in Net Assets ..............................         (1,747,871)           (1,309,901)
Net Assets:
  Beginning of period .....................................        213,715,352           215,025,253
                                                              --------------------------------------
  End of period ...........................................   $    211,967,481    $      213,715,352
                                                              ======================================
Accumulated net investment loss, at end of period .........   $       (645,912)   $               --
                                                              ======================================

* Numbers were previously presented rounded to thousands.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.

Notes to Financial Statements                          June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the mid point between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded on the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F) Representations and Idemnifications. In the normal course of business the Fund enters into contract that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

                                                   Six Months
                                                      Ended         Year Ended
                                                  June 30, 2006    December 31,
                                                   (unaudited)         2005
                                                  -----------------------------
Shares sold ....................................        284,476         572,070

Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions ............................             --       2,235,100
                                                  -----------------------------
                                                        284,476       2,807,170
Shares repurchased .............................       (816,528)     (2,014,267)
                                                  =============================
Net increase ...................................       (532,052)        792,903
                                                  =============================
Distributions per share
  from net realized gains ......................  $          --    $       2.22
                                                 =============================


3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                   Six Months
                                                                      Ended
                                                                  June 30, 2006
                                                                   (unaudited)
                                                                 ---------------
PURCHASES:
  Investment Securities ........................                 $   231,103,062
                                                                 ===============
SALES:
  Investment Securities ........................                 $   237,025,824
                                                                 ===============

4. Income Taxes (unaudited)

At June 30, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ...........                  $ 199,833,139
                                                                  =============
Gross tax unrealized appreciation ..............                  $  20,155,521
Gross tax unrealized depreciation ..............                     (7,586,530)
                                                                  -------------
Net tax unrealized appreciation
  on investments ...............................                  $  12,568,991
                                                                  =============

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $743,447 was paid or payable to Value Line, Inc., (the "Adviser"), for the six months ended June 30, 2006. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------
12

                                                       The Value Line Fund, Inc.

Notes to Financial Statements                          June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2006, fees amounting to $276,405 were paid or payable to the Distributor under this Plan.

For the six months ended June 30, 2006, the Fund's expenses were reduced by $3,465 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 592,322 shares of the Fund's capital stock, representing 3.77% of the outstanding shares at June 30, 2006. In addition, officers and directors of the Fund as a group owned 10,577 shares of the Fund, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                          Six
                                        Months
                                         Ended
                                       June 30.                                  Years Ended December 31,
                                          2006         ---------------------------------------------------------------------------
                                      (unaudited)          2005            2004            2003            2002            2001
                                      --------------------------------------------------------------------------------------------
Net asset value, beginning of period  $     13.14      $     13.90     $     14.25     $     13.67     $     18.49     $     21.37
                                      --------------------------------------------------------------------------------------------
Income (loss) from Investment
  Operations:
  Net investment loss                        (.04)            (.07)           (.08)           (.03)           (.05)           (.04)
  Net gains or losses on
    securities (both realized and
    unrealized)                               .38             1.53            1.80            2.24           (4.64)          (2.70)
                                      --------------------------------------------------------------------------------------------
  Total from investment operations            .34             1.46            1.72            2.21           (4.69)          (2.74)
                                      --------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net
    realized gains                             --            (2.22)          (2.07)          (1.63)           (.13)           (.14)
                                      --------------------------------------------------------------------------------------------
Net asset value, end of period        $     13.48      $     13.14     $     13.90     $     14.25     $     13.67     $     18.49
                                      ============================================================================================
Total return                                 2.59%(2)        10.40%          12.09%          16.28%         (25.35)%        (12.82)%
                                      ============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)                       $   211,967      $   213,715     $   215,025     $   216,047     $   206,338     $   303,034
Ratio of expenses to
  average net assets (1)                     1.12%(3)         1.13%           1.13%           1.13%           1.11%           1.04%
Ratio of net investment
  loss to average net assets               (0.58)%(3)       (0.52)%         (0.58)%         (0.19)%         (0.31)%         (0.18)%
Portfolio turnover rate                       108%(2)          224%            297%            129%             33%             45%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratio of expenses to average net of custody credits would have been 1.03% for the year ended December 31, 2001, and unchanged for the six months ended June 30, 2006, and for the years ended December 31, 2005, 2004, 2003, and 2002.

(2) Not annualized.

(3) Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------
  FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS IN APPROVING THE INVESTMENT
                  ADVISORY AGREEMENT FOR VALUE LINE FUND, INC.

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and nine other retail no-load multi-cap growth funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load multi-cap growth funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that, although the Fund's performance for the three-year and 10-year periods ended December 31, 2005 was below the Performance Universe average and the Lipper Index, the Fund's performance for the one-year and five-year periods ended December 31, 2005 exceeded the performance of the Performance Universe average and the Lipper Index.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund's management fee for the most recent fiscal year was lower than both the Expense Group average and the Expense Universe average. The Directors also noted that the Fund's total expense ratio for the most recent fiscal year was lower than both the Expense Group average and the Expense Universe average. Based on this information, the Directors concluded that the Fund's management fees and total expense ratio were reasonable.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------
16

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

The Value Line Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                                            Other
                                             Length of     Principal Occupation             Directorships
Name, Address, and Age     Position          Time Served   During the Past 5 Years          Held by Director
------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner      Chairman of the   Since 1983    Chairman, President and Chief    Value Line, Inc.
Age 71                     Board of                        Executive Officer of Value
                           Directors                       Line, Inc. (the "Adviser") and
                           and President                   Value Line Publishing, Inc.
                                                           Chairman and President of each
                                                           of the 14 Value Line Funds and
                                                           Value Line Securities, Inc.
                                                           (the "Distributor ").
------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler           Director          Since 1991    Consultant, Academic Search      None
18 Victoria Lane                                           Consultation Service, Inc.,
Lanesboro, MA 01237                                        1994-2004; Trustee Emeritus
Age 82                                                     and Chairman (1993-1994) of
                                                           the Board of Trustees of
                                                           Duke University; President
                                                           Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director          Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                      Duke Power Company.
Charlotte, NC 28209
Age 64
------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director          Since 2000    Professor of History,            Berkshire Life
54 Scott Hill Road                                         Williams College, 1961 to        Insurance
Williamstown, MA 01267                                     2002. Professor Emeritus         Company
Age 74                                                     since 2002. Professor            of America
                                                           Emeritus since 1994 and
                                                           President, 1985-1994;
                                                           Chairman (1993-1997) and
                                                           Interim President (2002-2003)
                                                           of the American Council of
                                                           Learned Societies. Trustee
                                                           since 1997 and Chairman of
                                                           the Board since 2005,
                                                           National Humanities Center.
------------------------------------------------------------------------------------------------------------
David H. Porter            Director          Since 1997    Visiting Professor of            None
5 Birch Run Drive                                          Classics, Williams College,
Saratoga Springs, NY                                       since 1999; President
12866                                                      Emeritus, Skidmore
Age 70                                                     College since 1999 and
                                                           President, 1987-1998.
------------------------------------------------------------------------------------------------------------


18
--------------------------------------------------------------------------------

                                                       The Value Line Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                                            Other
                                             Length of     Principal Occupation             Directorships
Name, Address, and Age     Position          Time Served   During the Past 5 Years          Held by Director
------------------------------------------------------------------------------------------------------------
Paul Craig Roberts         Director          Since 1987    Chairman, Institute for          A. Schulman
169 Pompano St                                             Political Economy.               Inc. (plastics)
Panama City Beach, FL
32413
Age 67
------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheer           Director          Since 1996    Senior Financial Adviser,        None
1409 Beaumont Drive                                        Veritable L.P.
Gladwyne, PA 19035                                         (Investment Adviser)
Age 57                                                     since 2004; Senior
                                                           Financial Adviser
                                                           Hawthorn, 2001-2004.
------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson          Vice President,   Since 1994    Director, Vice President
Age 48                     Secretary and                   and Compliance Officer of
                           Chief                           the Adviser. Director and
                           Compliance                      Vice President of the
                           Officer                         Distributor. Vice
                                                           President, Secretary, and
                                                           Chief Compliance Officer of
                                                           each of the 14 Value Line
                                                           Funds.
------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio       Treasurer         Since 2005    Controller of the Adviser
Age 47                                                     until 2003; Chief Financial
                                                           Officer of the Adviser,
                                                           2003-2005; Treasurer
                                                           of the Adviser since 2005.
                                                           Treasurer of each of the 14
                                                           Value Line Funds
------------------------------------------------------------------------------------------------------------
Howard A. Brecher          Assistant         Since 2005    Director, Vice President
Age 51                     Secretary/                      and Secretary of the
                           Assistant                       Adviser. Director and
                           Treasurer                       Vice President of the
                                                           Distributor.
------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Value Line Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
20

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                Two Sound View Drive, Suite 100
                                Greenwich, CT 06830

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President

                                David T. Henigson
                                Vice President/Secretary/
                                Chief Compliance Officer

                                Stephen R. Anastasio
                                Treasurer

                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#536791

Item 2.  Code of Ethics

      N/A

Item 3.  Audit Committee Financial Expert.

      N/A

Item 4.  Principal Accountant Fees and Services

      N/A

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment Company
            Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

      (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: 09/08/2006
      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: 09/08/2006
      ----------